Other Liabilities - Schedule Of Other Liabilities (Detail) - CAD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Other Liabilities [Abstract]
Financial guarantee liability	$ 219	$ 268
Deferred share units liability	7,093	3,917
Total	$ 7,312	$ 4,185